Shareholder Report, Holdings (Details)	Feb. 28, 2026
Unlimited HFEQ Equity Long/Short ETF | MSCI Emerging Markets Index [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%
Unlimited HFEQ Equity Long/Short ETF | E-mini S&P Financial Select Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
Unlimited HFEQ Equity Long/Short ETF | E-mini Nasdaq-100 Index [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Unlimited HFEQ Equity Long/Short ETF | Euro STOXX 50 Dividend Index [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Unlimited HFEQ Equity Long/Short ETF | E-mini S&P 500 Index [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Unlimited HFEQ Equity Long/Short ETF | Vanguard Value ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Unlimited HFEQ Equity Long/Short ETF | MSCI EAFE Index [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Unlimited HFEQ Equity Long/Short ETF | Cboe Volatility Index [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Unlimited HFEQ Equity Long/Short ETF | Nikkei 225 Index [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Unlimited HFEQ Equity Long/Short ETF | E-mini S&P Real Estate Select Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	(8.10%)
Unlimited HFEQ Equity Long/Short ETF | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	62.30%
Unlimited HFEQ Equity Long/Short ETF | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.70%
Unlimited HFEQ Equity Long/Short ETF | Open Futures Contracts Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Unlimited HFEQ Equity Long/Short ETF | Open Futures Contracts Sold [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.10%)
Unlimited HFGM Global Macro ETF | E-mini S&P 500 Index [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
Unlimited HFGM Global Macro ETF | Nikkei 225 Index [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Unlimited HFGM Global Macro ETF | iBoxx iShares $ High Yield Corporate Bond Index [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Unlimited HFGM Global Macro ETF | Euro/U.S. Dollar Cross Currency Rate [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Unlimited HFGM Global Macro ETF | Australian Dollar/U.S. Dollar [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Unlimited HFGM Global Macro ETF | Gold [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Unlimited HFGM Global Macro ETF | Live Cattle [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Unlimited HFGM Global Macro ETF | Vanguard Emerging Markets Government Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Unlimited HFGM Global Macro ETF | Canadian Dollar/U.S. Dollar Cross Currency Rate [Member]
Holdings [Line Items]
Percent of Net Asset Value	(5.00%)
Unlimited HFGM Global Macro ETF | U.S. Treasury 5 Year Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	(6.20%)
Unlimited HFGM Global Macro ETF | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.30%
Unlimited HFGM Global Macro ETF | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	53.70%
Unlimited HFGM Global Macro ETF | Open Futures Contracts Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Unlimited HFGM Global Macro ETF | Open Futures Contracts Sold [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
Unlimited HFMF Managed Futures ETF | E-mini S&P 500 Index [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.70%
Unlimited HFMF Managed Futures ETF | Nikkei 225 Index [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Unlimited HFMF Managed Futures ETF | Euro/U.S. Dollar Cross Currency Rate [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
Unlimited HFMF Managed Futures ETF | Australian Dollar/U.S. Dollar [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Unlimited HFMF Managed Futures ETF | Gold [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Unlimited HFMF Managed Futures ETF | Live Cattle [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
Unlimited HFMF Managed Futures ETF | Sugar No. 11 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Unlimited HFMF Managed Futures ETF | WTI Crude Oil [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Unlimited HFMF Managed Futures ETF | Copper [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Unlimited HFMF Managed Futures ETF | U.S. Treasury Long Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Unlimited HFMF Managed Futures ETF | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
Unlimited HFMF Managed Futures ETF | Open Futures Contracts Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Unlimited HFMF Managed Futures ETF | Open Futures Contracts Sold [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Unlimited HFND Multi-Strategy Return Tracker ETF | MSCI Emerging Markets Index [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Unlimited HFND Multi-Strategy Return Tracker ETF | E-mini S&P 500 Index [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Unlimited HFND Multi-Strategy Return Tracker ETF | E-mini S&P Real Estate Select Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.80%)
Unlimited HFND Multi-Strategy Return Tracker ETF | iBoxx iShares $ High Yield Corporate Bond Index [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
Unlimited HFND Multi-Strategy Return Tracker ETF | U.S. Treasury 5 Year Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	(10.40%)
Unlimited HFND Multi-Strategy Return Tracker ETF | Bloomberg Commodity Index [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Unlimited HFND Multi-Strategy Return Tracker ETF | Vanguard Growth ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Unlimited HFND Multi-Strategy Return Tracker ETF | Financial Select Sector SPDR Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Unlimited HFND Multi-Strategy Return Tracker ETF | iShares Agency Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Unlimited HFND Multi-Strategy Return Tracker ETF | Vanguard FTSE Europe ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Unlimited HFND Multi-Strategy Return Tracker ETF | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	64.30%
Unlimited HFND Multi-Strategy Return Tracker ETF | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.70%
Unlimited HFND Multi-Strategy Return Tracker ETF | Open Futures Contracts Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Unlimited HFND Multi-Strategy Return Tracker ETF | Open Futures Contracts Sold [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)